Shareholder' equity - Additional Information (Details) € / shares in Units, € in Thousands						12 Months Ended
	Jun. 26, 2024 € / shares	Jul. 28, 2023 EUR (€)	Jun. 27, 2023 € / shares	Jul. 28, 2022 EUR (€)	Jun. 28, 2022 € / shares	Dec. 31, 2024 EUR (€) vote € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 18, 2023 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of reserves within equity [line items]
Total equity						€ 982,887	€ 900,896	€ 732,321		€ 644,304
Number of shares issued (in shares) | shares								468,450
Par value per share (in EUR per share) | € / shares						€ 0.02	€ 0.02
Reserves related to capitalized development costs						€ 18,974	€ 22,133
Reserve of earnings of subsidiaries and associates related to consolidation of subsidiaries with functional currency						21,282	(9,856)
Reserve of earnings of subsidiaries and associates related to designated as a hedge of exposure to variability in currency exchange rate and interest rate risk						(7,429)	5,826
Earnings (losses) of subsidiaries and associates offset against related net defined benefit liabilities						2,742	2,375
Reversed, investment derecognized or impaired, amount						55	(160)
Dividends paid (in EUR per share) | € / shares	€ 0.12		€ 0.10		€ 0.09
Dividends recognised as distributions to owners						€ 36,422	€ 31,099	€ 26,039
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						302,704,726	302,704,726	296,943,659
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						154,981,350	154,981,350	0	154,981,350
Share holding period for conversion						2 years
Number of votes per share | vote						1
Special Voting Shares B
Disclosure of reserves within equity [line items]
Share holding period for conversion						5 years
Number of votes per share | vote						4
Special Voting Shares C
Disclosure of reserves within equity [line items]
Share holding period for conversion						10 years
Number of votes per share | vote						9
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares						50,201,247	52,394,463
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves						€ 92,788	€ 162,066				€ 162,066
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves						21,459	21,459
Share capital
Disclosure of reserves within equity [line items]
Total equity						9,154	9,154	€ 5,939		5,939
Treasury shares
Disclosure of reserves within equity [line items]
Total equity						(418,345)	(436,622)	(451,174)		(455,000)
Total equity attributable to shareholders of the Parent Company
Disclosure of reserves within equity [line items]
Total equity						916,120	840,294	€ 678,949		€ 601,210
Dividends recognised as distributions to owners		€ 25,031		€ 21,852		30,290
Legal reserves
Disclosure of reserves within equity [line items]
Total equity						€ 35,624	€ 20,318